CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest and dividend income:
Loans, including fees	$ 30,462	$ 30,969	$ 33,381
Securities:
Taxable interest	5,267	6,702	6,319
Tax-exempt interest	3	5	38
Dividends	46	79	23
Other	46	65	114
Total interest and dividend income	35,824	37,820	39,875
Interest expense:
Deposits	6,019	7,262	9,437
Federal Home Loan Bank advances	3,276	3,779	4,214
Subordinated debt	338	336	173
Total interest expense	9,633	11,377	13,824
Net interest income	26,191	26,443	26,051
Provision for loan losses	2,896	1,558	902
Net interest income after provision for loan losses	23,295	24,885	25,149
Noninterest income:
Total other-than-temporary impairment losses on securities	(239)	(1,841)	(492)
Portion of losses recognized in other comprehensive income (loss)	116	1,693	0
Net impairment losses recognized in earnings	(123)	(148)	(492)
Service fees	4,935	4,820	5,093
Wealth management fees	1,975	4,108	4,083
Increase in cash surrender value of bank-owned life insurance	284	289	290
Net gain (loss) on sale of securities	273	486	878
Mortgage banking	1,893	814	1,090
Net (loss) gain on trading securities and derivatives	(358)	195	(429)
Net loss on disposal of SI Trust Servicing operations	(698)	0	0
Impairment loss on long-lived assets	(392)	0	0
Net gain (loss) on disposal of equipment	(5)	(41)	(5)
Other	933	604	177
Total noninterest income	8,717	11,127	10,685
Noninterest expenses:
Salaries and employee benefits	15,868	16,043	15,487
Occupancy and equipment	5,480	5,838	5,628
Computer and electronic banking services	3,738	3,867	3,785
Outside professional services	1,309	1,054	944
Marketing and advertising	705	823	757
Supplies	442	467	491
FDIC deposit insurance and regulatory assessments	933	894	1,306
Contribution to SI Financial Group Foundation	0	500	0
Other	2,178	3,106	3,120
Total noninterest expenses	30,653	32,592	31,518
Income (loss) before income tax provision (benefit)	1,359	3,420	4,316
Income tax provision (benefit)	241	1,003	1,313
Net income (loss)	$ 1,118	$ 2,417	$ 3,003
Earnings per share:
Basic	$ 0.11	$ 0.24	$ 0.29
Diluted	$ 0.11	$ 0.24	$ 0.29